Offerings	Aug. 27, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.001 par value
Fee Rate	0.01531%
Offering Note	There are being registered hereunder such indeterminate number or amount, as the case may be, of class A ordinary shares; preferred shares; debt securities; warrants to purchase Class A ordinary shares, preferred shares or debt securities; or units consisting of Class A ordinary shares, preferred shares, debt securities or warrants, or any other combination of these securities from time to time in one or more offerings by the Registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. There are also being registered hereunder an indeterminable number of class A ordinary shares and debt securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Except as provided in Rule 426(b) under Securities Act of 1933, in no event will the aggregate offering price of all types of securities issued by the Registrant pursuant to this registration statement exceeds $2,000,000,000.

Pursuant to Rule 416 under the Securities Act of 1933, this registration statement also covers any additional securities that may be offered or issued in connection with any share sub-division, share capitalization or similar transaction.

Includes consideration to be received by the Registrant, if applicable, for registered securities that are issuable upon exercise, conversion or exchange of other registered securities.

Pursuant to General Instruction II.C. of Form F-3, the table lists each of the classes of securities being registered and the aggregate proceeds to be raised, but does not specify by each class information as to the amount to be registered, proposed maximum offering price per unit, and proposed maximum aggregate offering price.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Shares, $0.001 par value
Fee Rate	0.01531%
Offering Note	There are being registered hereunder such indeterminate number or amount, as the case may be, of class A ordinary shares; preferred shares; debt securities; warrants to purchase Class A ordinary shares, preferred shares or debt securities; or units consisting of Class A ordinary shares, preferred shares, debt securities or warrants, or any other combination of these securities from time to time in one or more offerings by the Registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. There are also being registered hereunder an indeterminable number of class A ordinary shares and debt securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Except as provided in Rule 426(b) under Securities Act of 1933, in no event will the aggregate offering price of all types of securities issued by the Registrant pursuant to this registration statement exceeds $2,000,000,000.

Pursuant to Rule 416 under the Securities Act of 1933, this registration statement also covers any additional securities that may be offered or issued in connection with any share sub-division, share capitalization or similar transaction.

Includes consideration to be received by the Registrant, if applicable, for registered securities that are issuable upon exercise, conversion or exchange of other registered securities.

Pursuant to General Instruction II.C. of Form F-3, the table lists each of the classes of securities being registered and the aggregate proceeds to be raised, but does not specify by each class information as to the amount to be registered, proposed maximum offering price per unit, and proposed maximum aggregate offering price.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt securities
Fee Rate	0.01531%
Offering Note	There are being registered hereunder such indeterminate number or amount, as the case may be, of class A ordinary shares; preferred shares; debt securities; warrants to purchase Class A ordinary shares, preferred shares or debt securities; or units consisting of Class A ordinary shares, preferred shares, debt securities or warrants, or any other combination of these securities from time to time in one or more offerings by the Registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. There are also being registered hereunder an indeterminable number of class A ordinary shares and debt securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Except as provided in Rule 426(b) under Securities Act of 1933, in no event will the aggregate offering price of all types of securities issued by the Registrant pursuant to this registration statement exceeds $2,000,000,000.

Pursuant to Rule 416 under the Securities Act of 1933, this registration statement also covers any additional securities that may be offered or issued in connection with any share sub-division, share capitalization or similar transaction.

Includes consideration to be received by the Registrant, if applicable, for registered securities that are issuable upon exercise, conversion or exchange of other registered securities.

Pursuant to General Instruction II.C. of Form F-3, the table lists each of the classes of securities being registered and the aggregate proceeds to be raised, but does not specify by each class information as to the amount to be registered, proposed maximum offering price per unit, and proposed maximum aggregate offering price.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	There are being registered hereunder such indeterminate number or amount, as the case may be, of class A ordinary shares; preferred shares; debt securities; warrants to purchase Class A ordinary shares, preferred shares or debt securities; or units consisting of Class A ordinary shares, preferred shares, debt securities or warrants, or any other combination of these securities from time to time in one or more offerings by the Registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. There are also being registered hereunder an indeterminable number of class A ordinary shares and debt securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Except as provided in Rule 426(b) under Securities Act of 1933, in no event will the aggregate offering price of all types of securities issued by the Registrant pursuant to this registration statement exceeds $2,000,000,000.

Pursuant to Rule 416 under the Securities Act of 1933, this registration statement also covers any additional securities that may be offered or issued in connection with any share sub-division, share capitalization or similar transaction.

Includes consideration to be received by the Registrant, if applicable, for registered securities that are issuable upon exercise, conversion or exchange of other registered securities.

Pursuant to General Instruction II.C. of Form F-3, the table lists each of the classes of securities being registered and the aggregate proceeds to be raised, but does not specify by each class information as to the amount to be registered, proposed maximum offering price per unit, and proposed maximum aggregate offering price.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering Note	There are being registered hereunder such indeterminate number or amount, as the case may be, of class A ordinary shares; preferred shares; debt securities; warrants to purchase Class A ordinary shares, preferred shares or debt securities; or units consisting of Class A ordinary shares, preferred shares, debt securities or warrants, or any other combination of these securities from time to time in one or more offerings by the Registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. There are also being registered hereunder an indeterminable number of class A ordinary shares and debt securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Except as provided in Rule 426(b) under Securities Act of 1933, in no event will the aggregate offering price of all types of securities issued by the Registrant pursuant to this registration statement exceeds $2,000,000,000.

Pursuant to Rule 416 under the Securities Act of 1933, this registration statement also covers any additional securities that may be offered or issued in connection with any share sub-division, share capitalization or similar transaction.

Includes consideration to be received by the Registrant, if applicable, for registered securities that are issuable upon exercise, conversion or exchange of other registered securities.

Pursuant to General Instruction II.C. of Form F-3, the table lists each of the classes of securities being registered and the aggregate proceeds to be raised, but does not specify by each class information as to the amount to be registered, proposed maximum offering price per unit, and proposed maximum aggregate offering price.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Security Class Title	-
Maximum Aggregate Offering Price	$ 2,000,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 306,200.00
Offering Note	There are being registered hereunder such indeterminate number or amount, as the case may be, of class A ordinary shares; preferred shares; debt securities; warrants to purchase Class A ordinary shares, preferred shares or debt securities; or units consisting of Class A ordinary shares, preferred shares, debt securities or warrants, or any other combination of these securities from time to time in one or more offerings by the Registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. There are also being registered hereunder an indeterminable number of class A ordinary shares and debt securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Except as provided in Rule 426(b) under Securities Act of 1933, in no event will the aggregate offering price of all types of securities issued by the Registrant pursuant to this registration statement exceeds $2,000,000,000.

Pursuant to Rule 416 under the Securities Act of 1933, this registration statement also covers any additional securities that may be offered or issued in connection with any share sub-division, share capitalization or similar transaction.

Includes consideration to be received by the Registrant, if applicable, for registered securities that are issuable upon exercise, conversion or exchange of other registered securities.

Pursuant to General Instruction II.C. of Form F-3, the table lists each of the classes of securities being registered and the aggregate proceeds to be raised, but does not specify by each class information as to the amount to be registered, proposed maximum offering price per unit, and proposed maximum aggregate offering price.